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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Quarter Ended 09/30/2006

If amended report check here:      |x|                    Amendment Number: _1__

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Venture Securities Corporation
--------------------------------------------------------------------------------
Name of Institutional Investment Manager



P.O. Box 950-C 516 N. Bethlehem Pike	Spring House	PA		19477
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05861

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Franklin A. Burke			Investment Manager		215 643-9100
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)

On October 1, 2006, Venture Securities Corporation (CIK # 0001116629), a registered investment advisor, assigned its advisory accounts to BLB&B Advisors, LLC. Most of the holdings reported under Venture Securities Corporation are now included in the filings, beginning on 12-31-06, of BLB&B Advisors, LLC (CIK # 0001389059). This is the last filing for Venture Securities Corporation.


Report Type:

[X]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      None

Form 13F Information Table Entry Total: 0

Form 13F Information Table Value Total: 0
                                         (thousands)


List of Other Included Managers:	None

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-05861      Venture Securities Corp6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1


----------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
----------------------------------------------------------------------------------------------------------------------------------



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